Cover	Apr. 27, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity File Number	1-33708
Entity Registrant Name	Philip Morris International Inc.
Entity Central Index Key	0001413329
Entity Tax Identification Number	13-3435103
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	677 Washington Blvd, Suite 1100
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901-3707
City Area Code	203
Local Phone Number	905-2410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PM
Security Exchange Name	NYSE
2.125% Notes due 2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2023
Trading Symbol	PM23B
Security Exchange Name	NYSE
3.600% Notes due 2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.600% Notes due 2023
Trading Symbol	PM23A
Security Exchange Name	NYSE
2.875% Notes due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2024
Trading Symbol	PM24
Security Exchange Name	NYSE
2.875% Notes due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2024
Trading Symbol	PM24C
Security Exchange Name	NYSE
0.625% Notes due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PM24B
Security Exchange Name	NYSE
3.250% Notes due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2024
Trading Symbol	PM24A
Security Exchange Name	NYSE
2.750% Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2025
Trading Symbol	PM25
Security Exchange Name	NYSE
3.375% Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2025
Trading Symbol	PM25A
Security Exchange Name	NYSE
2.750% Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2026
Trading Symbol	PM26A
Security Exchange Name	NYSE
2.875% Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2026
Trading Symbol	PM26
Security Exchange Name	NYSE
0.125% Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.125% Notes due 2026
Trading Symbol	PM26B
Security Exchange Name	NYSE
3.125% Notes due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2027
Trading Symbol	PM27
Security Exchange Name	NYSE
3.125% Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2028
Trading Symbol	PM28
Security Exchange Name	NYSE
2.875% Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2029
Trading Symbol	PM29
Security Exchange Name	NYSE
3.375% Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2029
Trading Symbol	PM29A
Security Exchange Name	NYSE
0.800% Notes due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.800% Notes due 2031
Trading Symbol	PM31
Security Exchange Name	NYSE
3.125% Notes due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2033
Trading Symbol	PM33
Security Exchange Name	NYSE
2.000% Notes due 2036 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2036
Trading Symbol	PM36
Security Exchange Name	NYSE
1.875% Notes due 2037 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2037
Trading Symbol	PM37A
Security Exchange Name	NYSE
6.375% Notes due 2038 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Notes due 2038
Trading Symbol	PM38
Security Exchange Name	NYSE
1.450% Notes due 2039 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.450% Notes due 2039
Trading Symbol	PM39
Security Exchange Name	NYSE
4.375% Notes due 2041 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.375% Notes due 2041
Trading Symbol	PM41
Security Exchange Name	NYSE
4.500% Notes due 2042 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2042
Trading Symbol	PM42
Security Exchange Name	NYSE
3.875% Notes due 2042 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2042
Trading Symbol	PM42A
Security Exchange Name	NYSE
4.125% Notes due 2043 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2043
Trading Symbol	PM43
Security Exchange Name	NYSE
4.875% Notes due 2043 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2043
Trading Symbol	PM43A
Security Exchange Name	NYSE
4.250% Notes due 2044 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.250% Notes due 2044
Trading Symbol	PM44
Security Exchange Name	NYSE